Taxes (Tables)	12 Months Ended
Oct. 31, 2024
Taxes [Abstract]
Schedule of Components of Income Tax	The components of the Group’s income tax provision are as follows:
	For the year ended October 31,	For the year ended October 31,	For the year ended October 31,
	2024	2023	2022
Current	$4,249	$3,618	$11,584
Deferred	(110)	(1,076)	(341)
Total	$4,139	$2,542	$11,243

Schedule of Deferred Tax Assets	The following table summarizes the Group’s deferred tax assets resulting from differences between financial accounting basis and tax basis of assets and liabilities:
	October 31, 2024	October 31, 2023
Deferred tax liability:
Depreciation for tangible assets	$107	$217
Total	$107	$217

Schedule of Group’s Income (Loss) Before Income Taxes

The Group’s income (loss) before income taxes consisted of:

	For the year ended October 31,	For the year ended October 31,	For the year ended October 31,
	2024	2023	2022
Non-Singapore	$(26,514,548)	$(1,534,840)	$(1,334,643)
Singapore	5,303,837	(14,240,322)	24,942,800
Total	$(21,210,711)	$(15,775,162)	$23,608,157

Schedule of Reconciles the Statutory Rates to the Group’s Effective Tax Rate

The following table reconciles the Singapore statutory rates to the Group’s effective tax rate for the years ended October 31, 2024, 2023 and 2022.

	For the year ended October 31,	For the year ended October 31,	For the year ended October 31,
	2024	2023	2022
Singapore Statutory income tax rate	17.0%	17.0%	17.0%
Differential of local statutory tax rate	(21.3)%	(2.2)%	6.1%
Effect of preferential tax rate	4.4%	(15.4)%	(18.2)%
Non-taxable income	-%	0.8%	(5.1)%
Non-deductible items and others *	(0.2)%	(0.22)%	0.3%
Effective tax rate	(0.1)%	(0.02)%	0.10%

*	Non-deductible items and others represent excess expenses and losses not deductible for Singapore tax purpose.

Schedule of Taxes Payable	Taxes payable consist of the following:
	October 31, 2024	October 31, 2023

Income tax payable	$7,756	$56,161
Total taxes payable	$7,756	$56,161